Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Accounts Payable

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Suppliers and contractors (Note 28)	75,322	68,051
Taxes (Note 27)	2,330	1,457
Carriers and other customers (Note 28)	1,336	1,387
Related parties (Notes 25 and 28)	300	602
Others	3,125	6,348
	82,413	77,845